TAXES ON INCOME (Loss from Continuing Operations Before Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAXES ON INCOME [Abstract]
Domestic (Israel)	$ (7,598)	$ (7,843)	$ (11,403)
Foreign	1,209	1,107	843
Loss before taxes	$ (6,389)	$ (6,736)	$ (10,560)